Schedule of reconciliation of financial liability measured at fair value on a recurring basis (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Beginning balance	$ 7,409,550	$ 20,321,053
Change in fair value of prepaid forward purchase liabilities	12,911,503	1,303,658	$ 12,911,503
Derecognition of prepaid forward purchase liabilities		(21,624,711)
Ending balance	$ 20,321,053		$ 20,321,053